Document And Entity Information	Oct. 26, 2020
Document Information Line Items
Entity Registrant Name	Gulfport Energy Corporation
Trading Symbol	GPOR
Document Type	8-K
Amendment Flag	false
Entity Central Index Key	0000874499
Document Period End Date	Oct. 26, 2020
Entity Emerging Growth Company	false
Entity Incorporation, State or Country Code	DE
Entity File Number	000-19514
Entity Tax Identification Number	73-1521290
Entity Address, Address Line One	3001 Quail Springs Parkway
Entity Address, State or Province	OK
Entity Address, City or Town	Oklahoma City
Entity Address, Postal Zip Code	73134
City Area Code	(405)
Local Phone Number	252-4600
Entity Information, Former Legal or Registered Name	NOT APPLICABLE
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.01 per share
Security Exchange Name	NASDAQ